Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REVENUES [Abstract]:
Vessel revenue - related party	$ 35,684	$ 44,175	$ 83,903
Vessel revenue	71,555	54,777	6,340
Commissions - related party	(1,327)	(1,546)	(2,226)
Commissions	(1,852)	(1,550)	(120)
Vessel revenue, net	104,060	95,856	87,897
EXPENSES [Abstract]:
Direct voyage expences	(2,541)	(2,399)	(753)
Vessel operating expenses	(34,727)	(30,667)	(16,222)
Voyage expenses - related party	(661)	(434)	(1,119)
Management fees - related party	(2,415)	(2,328)	(1,715)
Management fees	(576)	(316)	0
General and administration expenses	(8,070)	(7,606)	(5,928)
General and administration expenses - related party	(603)	(697)	(742)
Amortization of deferred dry-docking costs	(7,313)	(3,657)	(1,045)
Depreciation	(28,856)	(29,328)	(26,812)
Impairment loss for vessels	(188,995)	0	0
Impairment loss for goodwill	(12,910)	0	0
Gain from acquisition of subsidiary	0	0	6,813
Operating (loss) income	(183,607)	18,424	40,374
OTHER INCOME (EXPENSE), NET [Abstract]:
Interest and finance costs	(13,482)	(12,931)	(7,230)
Interest finance costs - shareholders	0	0	(386)
Interest income	60	358	430
Loss on interest rate swaps	(641)	(4,164)	(1,575)
Foreign currency exchange (losses) gains, net	(46)	14	(44)
Total other expenses	(14,109)	(16,723)	(8,805)
Net (loss) income before taxes	(197,716)	1,701	31,569
Income taxes	(40)	(60)	0
Net (loss) income	(197,756)	1,641	31,569
Less: Net (income) attributable to the noncontrolling interest	0	(1,509)	(1,517)
Net (loss) income attributable to Seanergy Maritime Holdings Corp. Shareholders	$ (197,756)	$ 132	$ 30,052
Net (loss) income per common share [Abstract]:
Basic	$ (27.04)	$ 0.02	$ 17.42
Diluted	$ (27.04)	$ 0.02	$ 14.77
Weighted average common shares outstanding [Abstract]:
Basic	7,314,636	5,861,129	1,725,531
Diluted	7,314,636	5,861,129	2,035,285